ASSET UNDER DEVELOPMENT - Schedule of gain on disposal for LNG Croatia (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sale Leaseback Transaction [Line Items]
Carrying value of converted vessel, LNG Croatia	$ (877,838)	$ (658,247)	$ (434,248)
Gain on disposal of long lived asset	$ 0	5,682	$ 0
LNG Croatia
Sale Leaseback Transaction [Line Items]
Cash consideration received		193,291
Carrying value of converted vessel, LNG Croatia		(187,609)
Gain on disposal of long lived asset		$ 5,682